NOTE 9 - COMMITMENTS AND CONTINGENCIES (Details Narrative) (Quarterly Report [Member], USD $)	1 Months Ended				6 Months Ended
	Apr. 30, 2013	Nov. 30, 2011	Oct. 31, 2011	Jul. 31, 2007	Jun. 30, 2013	Jun. 30, 2012
Quarterly Report [Member]
Lease Expense	$ 450			$ 3,000	$ 7,866	$ 12,941
Litigation Settlement Expense		100,000	30,000
Payments for Legal Settlements			30,000			(38,486)
Litigation Settlement Amount					$ 79,000